UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-04813

Dreyfus Investment Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	12/31/18

The following N-Q relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements.  A separate N-Q will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Diversified Emerging Markets Fund

                                    Dreyfus/Newton International Equity Fund

                                    Dreyfus Tax Sensitive Total Return Bond Fund

                                    Dreyfus/The Boston Company Small/Mid Cap Growth Fund

                                    Dreyfus/The Boston Company Small Cap Growth Fund

                                    Dreyfus/The Boston Company Small Cap Value Fund

FORM N-Q

Item 1.             Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 53.5%
Brazil - 3.2%
Banco Bradesco	7,975		69,652
Banco do Brasil	47,400		568,568
BB Seguridade Participacoes	53,300		379,423
BR Malls Participacoes	4,335		14,619
CCR	214,200		618,987
Cia de Saneamento Basico do Estado de
Sao Paulo	81,300	[a]	660,762
Cia Siderurgica Nacional	57,100	[a]	130,236
EDP - Energias do Brasil	158,400		602,825
Hypera	58,200		453,497
JBS	197,400	[a]	590,303
Petroleo Brasileiro, ADR	92,062		1,066,999
Vale	87,441	[a]	1,150,614
			6,306,485
Chile - .5%
Aguas Andinas, Cl. A	164,900		90,700
Empresa Nacional de
Telecomunicaciones	68,990	[a]	534,981
Enel Generacion Chile	568,400		342,170
			967,851
China - 15.3%
Alibaba Group Holding, ADR	34,398	[a]	4,714,934
Angang Steel	118,000	[a]	80,706
Anhui Conch Cement, Cl. H	242,000	[a]	1,161,210
ANTA Sports Products	167,000	[a]	794,116
BAIC Motor	691,000	[a,b]	365,502
Baidu, ADR	2,150	[a]	340,990
Bank of China, Cl. H	372,000	[a]	159,832
China Coal Energy, Cl. H	971,000	[a]	380,666
China Communications Services, Cl. H	592,000	[a]	491,218
China Construction Bank, Cl. H	3,159,000	[a]	2,590,015
China Evergrande Group	44,000	[a]	130,737
China Merchants Bank	200	[a]	738
China National Building Material, Cl. H	560,000	[a]	379,362
China Petroleum & Chemical, Cl. H	782,000	[a]	558,721
China Railway Group, Cl. H	774,000	[a]	706,826
China Resources Pharmaceutical Group	85,500	[a,b]	111,793
China Shenhua Energy, Cl. H	235,000	[a]	511,853
China Vanke, Cl. H	11,700	[a]	39,388

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 53.5% (continued)
China - 15.3% (continued)
Chongqing Rural Commercial Bank, Cl. H	610,000	[a]	325,584
CNOOC	520,000	[a]	796,675
Country Garden Holdings	30,000	[a]	36,138
Country Garden Services Holdings	3,448	[a]	5,427
Geely Automobile Holdings	285,000	[a]	504,454
Guangzhou Automobile Group, Cl. H	440,000	[a]	434,786
Huaneng Renewables, Cl. H	1,578,000	[a]	420,839
Huazhu Group, ADR	16,388		469,188
Industrial & Commercial Bank of China,
Cl. H	833,000	[a]	591,174
Longfor Group Holdings	7,500		22,453
Ping An Insurance Group Company of
China, Cl. H	289,500	[a]	2,541,981
Shanghai Pharmaceuticals Holding, Cl. H	273,900	[a]	554,550
Sino-Ocean Land Holdings	23,500	[a]	10,270
Sinopec Shanghai Petrochemical, Cl. H	266,000	[a]	115,728
Sinotruk Hong Kong	235,500	[a]	356,247
Tencent Holdings	190,900	[a]	7,567,090
Weibo, ADR	7,132	[a]	416,723
Weichai Power, Cl. H	473,000	[a]	536,374
Yanzhou Coal Mining, Cl. H	472,000	[a]	378,397
Zhongsheng Group Holdings	114,000	[a]	226,595
			29,829,280
Colombia - .6%
Bancolombia, ADR	14,457		550,812
Ecopetrol	552,400	[a]	451,616
Interconexion Electrica	27,800		119,504
			1,121,932
Czech Republic - .3%
Moneta Money Bank	144,945	[a,b]	467,781
Hong Kong - 2.1%
China Mobile	23,000	[a]	221,656
China Overseas Land & Investment	30,000	[a]	103,252
China Resources Cement Holdings	234,000	[a]	208,002
China Resources Gas Group	174,000	[a]	684,876
China Resources Land	20,000	[a]	76,361
China Unicom Hong Kong	498,000	[a]	528,940
Kingboard Laminates Holdings	429,500		355,086
Kunlun Energy	170,000	[a]	179,025
Nine Dragons Paper Holdings	118,000	[a]	108,247
Shanghai Industrial Holdings	227,000	[a]	457,532
Shimao Property Holdings	367,000	[a]	970,794
SSY Group	140,000	[a]	104,080
			3,997,851

Description	Shares		Value ($)
Common Stocks - 53.5% (continued)
Hungary - .3%
OTP Bank	13,525	[a]	545,504
India - 4.3%
Aurobindo Pharma	50,718		531,679
Bajaj Finance	5,400	[a]	203,591
Bharat Petroleum	29,808	[a]	154,552
Bharti Infratel	62,400		231,615
Hero MotoCorp	6,800	[a]	301,904
Hindalco Industries	155,000	[a]	500,280
Hindustan Petroleum	142,150	[a]	516,184
Housing Development Finance	32,682	[a]	921,696
ICICI Bank	144,205	[a]	745,166
Indiabulls Housing Finance	27,014		328,788
Infosys	51,840		489,727
ITC	122,048	[a]	492,539
Larsen & Toubro	43,449	[a]	893,138
Tata Consultancy Services	4,750		128,877
Tata Power	198,400	[a]	217,598
Tech Mahindra	103,039	[a]	1,066,413
UPL	21,500	[a]	233,153
Vedanta	133,250		384,343
			8,341,243
Indonesia - 1.2%
Bank Mandiri	1,459,800	[a]	748,370
Bank Negara Indonesia	597,600	[a]	365,568
Indah Kiat Pulp & Paper	455,000	[a]	365,315
Telekomunikasi Indonesia	3,301,600	[a]	861,853
			2,341,106
Luxembourg - .1%
Tenaris, ADR	12,573		268,056
Malaysia - .7%
Genting	134,900	[a]	199,250
Hong Leong Financial Group	129,700		582,791
Malaysia Airports Holdings	320,600	[a]	650,701
			1,432,742
Mexico - 1.2%
Arca Continental	100,700	[a]	563,152
Banco Santander Mexico	266,300		330,101
Fibra Uno Administracion	13,100		14,565
Gentera	587,700		433,633
Mexichem	120,000		304,767
Wal-Mart de Mexico	268,500		682,872
			2,329,090
Philippines - .8%
Ayala Land	743,400	[a]	575,291

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 53.5% (continued)
Philippines - .8% (continued)
Globe Telecom	2,295		82,918
Metro Pacific Investments	1,906,000	[a]	168,158
Puregold Price Club	841,350	[a]	687,954
SM Prime Holdings	46,300	[a]	31,517
			1,545,838
Poland - .3%
Jastrzebska Spolka Weglowa	13,600	[a]	244,075
Powszechna Kasa Oszczednosci Bank
Polski	37,719	[a]	397,502
			641,577
Qatar - .0%
Qatar National Bank	814	[a]	43,559
Russia - 2.3%
Gazprom, ADR	230,501	[a]	1,019,544
Lukoil, ADR	22,240		1,587,607
MMC Norilsk Nickel, ADR	4,700	[a]	88,177
Rosneft, GDR	12,313		75,994
Sberbank of Russia, ADR	109,282	[a]	1,197,919
Sistema, GDR	6,159	[a]	14,266
Surgutneftegas, ADR	12,760	[a]	48,425
Tatneft, ADR	7,450		468,727
			4,500,659
South Africa - 2.2%
Absa Group	25,800	[a]	288,003
Clicks Group	33,520		444,605
FirstRand	119,320		543,638
Growthpoint Properties	17,287	[a]	27,894
Investec	89,400		490,935
Kumba Iron Ore	5,900	[a]	116,078
Naspers, Cl. N	5,110	[a]	1,015,037
Nedbank Group	25,058	[a]	476,776
Redefine Properties	20,861		14,027
Resilient REIT	2,384	[a]	9,433
Sasol	22,141	[a]	654,388
Telkom	60,973		267,363
			4,348,177
South Korea - 8.6%
Daelim Industrial	8,200	[a]	751,509
DB Insurance	7,100	[a]	447,880
Doosan Bobcat	8,300	[a]	233,693
E-MART	2,333	[a]	380,500
GS Engineering & Construction	20,453	[a]	797,888
Hana Financial Group	17,918	[a]	581,452
Hyundai Heavy Industries	7,068	[a]	809,443

Description	Shares		Value ($)
Common Stocks - 53.5% (continued)
South Korea - 8.6% (continued)
Hyundai Marine & Fire Insurance	17,300	[a]	636,349
Hyundai Mobis	2,939	[a]	499,313
KB Financial Group	13,520		564,352
KIWOOM Securities	5,762	[a]	401,888
KT	6,996		186,889
Kumho Petrochemical	8,646	[a]	675,128
LG Uplus	37,200	[a]	587,506
NH Investment & Securities	40,900	[a]	476,800
POSCO	4,167		912,146
Samsung Electronics	141,185		4,885,096
Samsung SDI	3,415		665,815
Shinhan Financial Group	18,326		650,322
SK Hynix	12,800		691,888
SK Telecom	1,990		481,010
S-Oil	4,141	[a]	361,313
Woori Bank	10,000		139,799
			16,817,979
Taiwan - 6.6%
Cathay Financial Holding	578,000	[a]	879,674
Chailease Holding	239,920	[a]	750,549
China Life Insurance	157,940	[a]	142,545
Delta Electronics	172,000	[a]	720,112
EVA Airways	1,014,300	[a]	522,234
Feng TAY Enterprise	78,000	[a]	442,987
Formosa Chemicals & Fibre	188,000	[a]	636,956
Fubon Financial Holding	418,000	[a]	637,269
Globalwafers	14,000	[a]	125,143
Powertech Technology	166,000	[a]	353,380
Shin Kong Financial Holding	1,496,235	[a]	433,670
Taiwan Cement	113,000	[a]	129,927
Taiwan Semiconductor Manufacturing	682,600	[a]	4,955,183
TCI	35,870	[a]	597,845
Uni-President Enterprises	334,000	[a]	755,908
Yageo	34,773	[a]	355,105
Zhen Ding Technology Holding	149,000	[a]	389,529
			12,828,016
Thailand - 1.6%
Advanced Info Service	180,900	[a]	961,997
Bangkok Bank	73,500	[a]	467,884
Glow Energy	93,000	[a]	253,563
Indorama Ventures	334,000		555,558
PTT, NVDR	78,000		110,001
Thai Beverage	851,100		379,153

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 53.5% (continued)
Thailand - 1.6% (continued)
Thai Oil		178,700	[a]	363,103
				3,091,259
Turkey - .7%
Akbank		6,200	[a]	8,015
Emlak Konut Gayrimenkul Yatirim
Ortakligi		14,944	[a]	4,208
Eregli Demir ve Celik Fabrikalari		7,600	[a]	10,294
Ford Otomotiv Sanayi		23,642		222,100
Haci Omer Sabanci Holding		341,290	[a]	483,914
Tofas Turk Otomobil Fabrikasi		49,700	[a]	158,510
Turk Hava Yollari		30,400	[a]	92,406
Turkcell Iletisim Hizmetleri		163,910		376,392
Turkiye Sise ve Cam Fabrikalari		28,100	[a]	29,974
Turkiye Vakiflar Bankasi, Cl. D		22,100	[a]	16,036
				1,401,849
United Arab Emirates - .6%
Abu Dhabi Commercial Bank		181,594	[a]	403,355
Dubai Islamic Bank		292,347	[a]	397,886
Emaar Properties		304,181	[a]	342,183
				1,143,424
Total Common Stocks (cost $98,195,577)				104,311,258

Exchange-Traded Funds - 2.1%
United States - 2.1%
iShares MSCI Emerging Markets ETF		30,649		1,197,150
iShares MSCI Indonesia ETF		71,436		1,773,042
iShares MSCI South Africa ETF		23,702		1,195,766
Total Exchange-Traded Funds (cost $4,366,639)				4,165,958
	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.1%
Brazil - .6%
Banco Bradesco	2.73	14,831		147,899
Banco do Estado do Rio Grande do Sul,
Cl. B	8.04	112,500		643,811
Cia Energetica de Minas Gerais	4.66	121,216		433,478
				1,225,188
Chile - .2%
Embotelladora Andina, Cl. B	3.69	111,048		415,166
South Korea - .3%
Samsung Electronics	3.09	18,450	[a]	526,286
Total Preferred Stocks (cost $1,709,394)				2,166,640

		Number of
		Rights
Rights - .0%
Taiwan - .0%
EVA Airways
(cost $1)		55,551		5,060
	1-Day
	Yield (%)
Investment Companies - 40.5%
Registered Investment Companies - 40.5%
Dreyfus Global Emerging Markets Fund,
Cl. Y		4,396,807	[c]	62,522,591
Dreyfus Strategic Beta Emerging
Markets Equity Fund, Cl. Y		1,367,789	[c]	16,399,797
Total Investment Companies (cost $73,016,186)				78,922,388

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $310,254)	2.69	310,254	[c]	310,254
Total Investments (cost $177,598,051)		97.4%		189,881,558
Cash and Receivables (Net)		2.6%		4,983,266
Net Assets		100.0%		194,864,824

ADR—American Depository Receipt
ETF—Exchange-Traded Fund
GDR—Global Depository Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust

[a]	Non-income producing security.
[b]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $945,076 or .48% of net assets.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Emerging Markets Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other		Level 3 -
	Level 1 -	Significant		Significant
	Unadjusted	Observable		Unobservable
	Quoted Prices	Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	12,438,362	91,872,896	†	-	104,311,258
Equity Securities - Preferred Stocks†	-	2,166,640	†	-	2,166,640
Exchanged-Traded Funds	4,165,958	-		-	4,165,958
Investment Companies	79,232,642	-		-	79,232,642
Rights	-	5,060	†	-	5,060

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2018, accumulated net unrealized appreciation on investments was $12,283,507, consisting of $21,068,027 gross unrealized appreciation and $8,784,520 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 96.9%
China - .7%
Baidu, ADR	48,540	[a]	7,698,444
France - 10.1%
AXA	484,273	[a]	10,433,964
BNP Paribas	224,508	[a]	10,111,437
L'Oreal	106,387	[a]	24,421,358
Thales	160,146		18,629,236
Total	431,164		22,777,547
Vivendi	779,868	[a]	18,948,704
			105,322,246
Georgia - .4%
TBC Bank Group	199,755	[a]	3,857,757
Germany - 8.9%
Deutsche Post	467,668	[a]	12,808,917
Deutsche Wohnen	359,636	[a]	16,484,491
Hella Gmbh & Co.	306,444		12,210,697
Infineon Technologies	604,307		12,024,932
LEG Immobilien	176,318	[a]	18,410,270
SAP	215,794	[a]	21,495,178
			93,434,485
Hong Kong - 3.5%
AIA Group	3,890,712	[a]	32,006,002
Man Wah Holdings	11,767,200		4,713,842
			36,719,844
India - .2%
Vakrangee	5,263,102	[a]	2,510,418
Ireland - 1.1%
AIB Group	2,735,399	[a]	11,498,688
Japan - 29.6%
Don Quijote Holdings	459,400		28,499,406
Ebara	759,400		16,899,356
FANUC	48,300	[a]	7,261,310
Invincible Investment	42,973		17,738,575
Japan Airlines	390,486		13,830,658
Japan Tobacco	446,100		10,583,684
M3	563,500		7,635,827
Macromill	496,100		6,396,982
Mitsubishi UFJ Financial Group	3,017,400		14,879,222
Recruit Holdings	409,913		9,813,628
Seven & i Holdings	452,000		19,681,158

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 96.9% (continued)
Japan - 29.6% (continued)
SoftBank Group	175,600		11,574,631
Sony	606,800		29,221,604
Sugi Holdings	404,700		15,992,996
Suntory Beverage & Food	328,000		14,804,467
Suzuki Motor	453,000		22,922,028
TechnoPro Holdings	835,800		34,140,126
Topcon	989,100		12,977,284
Yokogawa Electric	853,900		14,646,667
			309,499,609
Netherlands - 7.1%
Royal Dutch Shell, Cl. B	1,283,255		38,185,527
Wolters Kluwer	612,186	[a]	36,151,609
			74,337,136
Norway - 1.1%
DNB	727,007	[a]	11,661,148
Portugal - .8%
Galp Energia Sgps	550,475	[a]	8,716,904
South Korea - 1.9%
Samsung SDI	99,880		19,473,374
Switzerland - 12.3%
ABB	550,359	[a]	10,492,909
Credit Suisse Group	916,583	[a]	10,100,875
Ferguson	271,777		17,406,210
Novartis	418,314	[a]	35,827,916
Roche Holding	127,574	[a]	31,545,764
Zurich Insurance Group	78,311	[a]	23,398,516
			128,772,190
United Kingdom - 19.2%
Anglo American	695,859	[a]	15,382,698
Associated British Foods	546,135		14,203,835
Barclays	12,691,811	[a]	24,345,722
Diageo	609,584	[a]	21,666,764
GlaxoSmithKline	1,685,005		31,980,814
Informa	829,609	[a]	6,652,390
Prudential	1,068,213	[a]	19,085,835
RELX	631,916	[a]	13,008,843
Royal Bank of Scotland Group	3,989,754	[a]	10,970,112
Unilever	618,111		33,585,059
Vodafone Group	5,213,156		10,129,839
			201,011,911
Total Common Stocks (cost $961,297,819)			1,014,514,154

	Preferred
	Dividend
	Yield (%)
Preferred Stocks - 1.9%
Germany - 1.9%
Volkswagen
(cost $19,364,437)	2.75	122,046 [a]	19,421,611
	1-Day
	Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $263,991)	2.32	263,991 [b]	263,991
Total Investments (cost $980,926,247)		98.8%	1,034,199,756
Cash and Receivables (Net)		1.2%	12,681,969
Net Assets		100.0%	1,046,881,725

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/Newton International Equity Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

				Level 3 -
	Level 1 -	Level 2 - Other		Significant
	Unadjusted	Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common
Stocks	7,698,444	1,006,815,710	†	-	1,014,514,154
Equity Securities - Preferred
Stocks	-	19,421,611	†	-	19,421,611
Investment Company	263,991	-		-	263,991
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	2,220,215		-	2,220,215
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency
Exchange Contracts††	-	(1,881,693)		-	(1,881,693)

†	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.
††	Amount shown represents unrealized appreciation at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE
CONTRACTS
Dreyfus/Newton International Equity Fund
December 31, 2018 (Unaudited)

Counterparty/	Purchased		Sold		Unrealized
Purchased	Currency	Currency	Currency	Settlement	Appreciation
Currency	Amounts	Sold	Amounts	Date	(Depreciation)($)
CIBC World Markets Corp.
United States
Dollar	181,129	Norwegian Krone	1,575,162	1/3/19	(1,070)
Citigroup
United States
Dollar	578,773	Hong Kong Dollar	4,532,964	1/3/19	(162)
United States
Dollar	3,370,217	British Pound	2,645,929	1/2/19	(2,616)
United States
Dollar	4,857,737	Euro	4,248,066	1/2/19	(10,285)
RBS Securities
United States
Dollar	60,464,809	British Pound	47,038,000	2/14/19	374,732
State Street Bank and Trust Company
		United States
Japanese Yen	7,387,476,000	Dollar	65,644,863	1/16/19	1,845,483
United States
Dollar	65,717,462	Japanese Yen	7,387,476,000	1/16/19	(1,772,884)
UBS Securities
United States
Dollar	12,336,002	Japanese Yen	1,361,586,225	1/7/19	(94,676)
Gross Unrealized Appreciation					2,220,215
Gross Unrealized Depreciation					(1,881,693)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board Members (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at December 31, 2018 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is

NOTES

closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At December 31, 2018, accumulated net unrealized appreciation on investments was $53,273,509, consisting of $140,078,994 gross unrealized appreciation and $86,805,485 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2018 (Unaudited)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Bonds and Notes - 5.5%
Asset-Backed Certificates - .5%
Carrington Mortgage Loan Trust,
Ser. 2006-NC5, Cl. A2, 1 Month LIBOR
+ .11%	2.43	1/25/2037	236,095	[a]	220,000
Daimler Trucks Retail Trust,
Ser. 2018-1, Cl. A3	2.85	7/15/2021	1,240,000	[b]	1,238,047
					1,458,047
Asset-Backed Ctfs./Auto Receivables - 2.9%
Capital Auto Receivables Asset Trust,
Ser. 2018-1, Cl. A4	2.93	6/20/2022	1,725,000	[b]	1,725,462
Enterprise Fleet Financing,
Ser. 2018-1, Cl. A2	2.87	10/20/2023	1,385,000	[b]	1,380,967
Ford Credit Floorplan Master Owner
Trust,
Ser. 2018-1, Cl. A1	2.95	5/15/2023	1,495,000		1,491,599
OSCAR US Funding Trust,
Ser. 2018-1A, Cl. A3	3.23	5/10/2022	1,465,000	[b]	1,465,781
Santander Retail Auto Lease Trust,
Ser. 2018-A, Cl. A3	2.93	5/20/2021	1,520,000	[b]	1,518,571
					7,582,380
Banks - 1.8%
Citigroup,
Sr. Unscd. Notes	2.88	7/24/2023	3,000,000		2,904,726
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.80	7/23/2024	2,000,000		2,004,733
					4,909,459
Health Care - .3%
Dignity Health,
Scd. Bonds	2.64	11/1/2019	760,000		755,663
Total Bonds and Notes
(cost $14,670,606)					14,705,549

Long-Term Municipal Investments - 91.7%
Alabama - .5%
Alabama Public School and College
Authority,
Capital Improvement Revenue Bonds	5.00	1/1/2026	1,250,000		1,435,787
Arizona - .8%
Maricopa County Industrial
Development Authority,
Revenue Bonds (Benjamin Franlin
Charter School Ltd.)	4.80	7/1/2028	1,600,000	[b]	1,620,704

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Arizona - .8% (continued)
Phoenix Industrial Development
Authority,
Education Facility Revenue Bonds
(Legacy Traditional Schools Projects)	3.00	7/1/2020	255,000	[b]	252,792
Phoenix Industrial Development
Authority,
Student Housing Revenue Bonds,
Refunding (Arizona University
Project)	5.00	7/1/2028	250,000		282,875
					2,156,371
Arkansas - .8%
Arkansas Development Finance
Authority,
HR (Washington Regional Medical
Center)	5.00	2/1/2025	1,835,000		2,068,981
California - 5.4%
California,
GO (Build America Bond)	6.65	3/1/2022	2,290,000		2,508,306
California Infrastructure & Economic
Development Bank,
Revenue Bonds (California Academy
of Sciences Project), 1 Month LIBOR +
.38%	2.13	8/1/2021	2,100,000	[a]	2,097,480
California State Public Works Board,
LR (Judicial Council of California)
(New Stockton Courthouse)	5.00	10/1/2026	1,000,000		1,152,040
California Statewide Communities
Development Authority,
Revenue Bonds (Loma Linda
University Medical Center)	5.00	12/1/2031	525,000	[b]	563,588
Golden State Tobacco Securitization
Corporation,
Revenue Bonds (Tobacco Settlement)	5.00	6/1/2026	1,000,000		1,115,800
Golden State Tobacco Securitization
Corporation,
Revenue Bonds (Tobacco Settlement)	5.00	6/1/2023	1,000,000		1,102,460
Jurupa Public Financing Authority,
Special Tax Revenue Bonds	5.00	9/1/2029	1,060,000		1,199,040
Los Angeles Community Facilities
District Number 4,
Special Tax Revenue Bonds (Playa
Vista-Phase 1)	5.00	9/1/2028	1,000,000		1,134,000
Los Angeles Department of Airports,
Subordinate Revenue Bonds (Los
Angeles International Airport)	5.00	5/15/2027	1,000,000		1,164,300
Stockton Public Financing Authority,
Water Revenue Bonds (Build America
Bonds-Delta Water Supply Project)	7.94	10/1/2019	2,250,000	[c]	2,331,270
					14,368,284

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Colorado - 1.8%
Colorado Health Facilities Authority,
HR (Adventist Health System/Sunbelt
Obligated Group)	5.00	11/15/2026	1,000,000	1,176,720
Denver City & County Airport,
Airport System Subordinate Revenue
Bonds	5.00	11/15/2022	720,000	792,634
Denver City & County School District
No 1,
CP, Series B	5.00	12/1/2030	1,000,000	1,057,010
Denver Convention Center Hotel
Authority,
Convention Center Hotel Senior
Revenue Bonds	5.00	12/1/2031	1,490,000	1,650,741
				4,677,105
Connecticut - 2.0%
Connecticut,
GO	5.00	10/15/2025	2,000,000	2,199,380
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	8/1/2026	1,840,000	2,094,638
Connecticut,
Special Tax Obligation Revenue
Bonds (Transportation Infrastructure
Purposes)	5.00	9/1/2033	1,000,000	1,090,320
				5,384,338
District of Columbia - 2.3%
District of Columbia,
Revenue Bonds (Ingleside Rock Creek
Project)	3.88	7/1/2024	1,750,000	1,742,720
District of Columbia,
University Revenue Bonds
(Georgetown University Issue)	5.00	4/1/2032	1,000,000	1,151,380
Metropolitan Washington Airports
Authority,
Airport System Revenue Bonds	5.00	10/1/2024	1,000,000	1,113,050
Metropolitan Washington D. C. Airports
Authority,
Airport System Revenue Bonds,
Refunding, Series 2018 A	5.00	10/1/2022	2,000,000	2,197,140
				6,204,290
Florida - 7.4%
Atlantic Beach City,
Revenue Bonds (Fleet Landing
Project) Series B-2	3.00	11/15/2023	1,250,000	1,252,638
Broward County,
Airport System Revenue Bonds	5.00	10/1/2024	1,250,000	1,416,925

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Florida - 7.4% (continued)
Florida Higher Educational Facilities
Financing Authority,
Educational Facilities Revenue Bonds
(Nova Southeastern University
Project)	5.00	4/1/2026	1,500,000	1,729,830
Jacksonville,
Special Revenue Bonds	5.00	10/1/2027	1,000,000	1,143,320
Lee County,
Solid Waste Systems Revenue Bonds,
Refunding	5.00	10/1/2025	3,045,000	3,400,412
Lee County,
Transportation Facilities Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/2025	1,000,000	1,143,900
Miami Beach Redevelopment Agency,
Tax Increment Revenue Bonds (City
Center/Historic Convention Village)	5.00	2/1/2033	1,500,000	1,673,970
Miami-Dade County,
Aviation Revenue Bonds (Miami
International Airport)	5.25	10/1/2023	1,000,000	1,056,300
Miami-Dade County,
Seaport Revenue Bonds	5.00	10/1/2022	2,000,000	2,183,580
Miami-Dade County School Board,
COP	5.00	5/1/2026	1,500,000	1,704,060
Palm Beach County,
Public Improvement Revenue Bonds,
Refunding	5.00	5/1/2023	1,000,000	1,125,970
Tampa,
Capital Improvement Cigarette Tax
Allocation Revenue Bonds (H. Lee
Moffitt Cancer Center Project)	5.00	9/1/2023	500,000	549,900
Village Community Development
District Number 7,
Special Assessment Revenue Bonds	3.00	5/1/2020	585,000	589,317
Village Community Development
District Number 7,
Special Assessment Revenue Bonds	3.00	5/1/2019	610,000	611,208
				19,581,330
Georgia - 3.8%
Atlanta,
Airport General Revenue Bonds	5.00	1/1/2022	1,000,000	1,054,750
Atlanta Development Authority,
Revenue Bonds (Georgia Proton
Treatment Center Project)	6.75	1/1/2035	1,855,000	1,791,782
Atlanta Development Authority,
Senior Lien Revenue Bonds (New
Downtown Atlanta Stadium Project)	5.00	7/1/2029	1,000,000	1,149,010

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Georgia - 3.8% (continued)
Fulton County Development Authority,
Hospital Revenue Bonds (Wellstar
Health Systems)	5.00	4/1/2036	1,775,000		1,969,522
Main Street Natural Gas Incorporated,
Gas Supply Revenue Bonds, 1 Month
LIBOR + .75%	2.32	9/1/2023	2,000,000	[a]	1,978,040
Municipal Electric Authority of Georgia,
Project One Subordinated Bonds	5.00	1/1/2021	2,085,000		2,190,793
					10,133,897
Hawaii - .9%
Hawaii Airports System,
Revenue Bonds, Series 2018 A	5.00	7/1/2028	1,000,000		1,179,560
Hawaii Department of Budget and
Finance,
Special Purpose Revenue Bonds
(Hawaiian Electric Company)	4.00	3/1/2037	1,090,000		1,082,991
					2,262,551
Illinois - 9.6%
Chicago,
Customer Facility Charge Senior Lien
Revenue Bonds (Chicago O'Hare
International Airport)	5.25	1/1/2024	1,500,000		1,675,245
Chicago,
General Airport Senior Lien Revenue
Bonds (Chicago O'Hare International
Airport)	5.00	1/1/2035	750,000		834,008
Chicago,
Second Lien Water Revenue Bonds	5.00	11/1/2026	1,000,000		1,115,790
Chicago,
Waterworks Revenue Bonds,
Refunding	5.00	11/1/2020	1,500,000		1,573,965
Chicago Board of Education,
GO, Refunding, Series C	5.00	12/1/2030	1,500,000		1,680,345
Chicago Metropolitan Water
Reclamation District,
GO, Refunding, Series 2016 A	5.00	12/1/2027	1,000,000		1,161,280
Chicago Park District,
Limited Tax GO	5.00	1/1/2028	2,500,000		2,702,600
Chicago Wastewater Transmission,
Revenue Bonds, Refunding, Series
2008 C	5.00	1/1/2026	2,000,000		2,227,240
Cook County,
Sales Tax Revenue Bonds, Refunding	5.00	11/15/2035	1,000,000		1,131,370
Greater Chicago Metropolitan Water
Reclamation District,
GO	5.00	12/1/2031	1,000,000		1,137,630

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Illinois - 9.6% (continued)
Illinois Finance Authority,
Revenue Bonds (Rush University
Medical Center Obligated Group)	5.00	11/15/2026	1,000,000		1,143,740
Illinois Finance Authority,
Revenue Bonds, Refunding (Rosalind
Franklin University of Medicine &
Science)	5.00	8/1/2035	1,100,000		1,202,564
Illinois State Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/2031	1,000,000		1,134,110
Illinois State Toll Highway Authority,
Toll Highway Senior Revenue Bonds	5.00	1/1/2027	1,000,000		1,160,210
Metropolitan Pier and Exposition
Authority,
Revenue Bonds (McCormick Place
Expansion Project)	5.00	12/15/2028	2,035,000		2,107,222
South Western Development Authority,
Health Facility Revenue Bonds
(Memorial Group)	7.13	11/1/2023	1,500,000	[c]	1,844,280
University of Illinois,
Revenue Bonds, Refunding (Auxiliary
Facilities System) Ser. C	5.00	4/1/2025	1,450,000		1,545,120
					25,376,719
Indiana - .5%
Whiting Environmental Facilities,
Revenue Bonds (BP Products North
America Inc. Project)	5.00	11/1/2024	1,250,000		1,422,087
Kansas - .5%
Kansas Development Finance
Authority,
Revenue Bonds (Village Shalom
Project) Series 2018 B	4.00	11/15/2025	1,375,000		1,369,225
Kentucky - 2.4%
Kentucky Public Energy Authority,
Gas Supply Revenue Bonds	4.00	4/1/2024	2,500,000		2,615,450
Kentucky Public Energy Authority,
Revenue Bonds	4.00	1/1/2025	3,500,000		3,703,735
					6,319,185
Louisiana - .8%
Louisiana,
State Highway Improvement
Revenue Bonds	5.00	6/15/2025	1,000,000		1,145,820
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement Asset-Backed
Bonds	5.00	5/15/2020	1,000,000		1,035,130
					2,180,950

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Maryland - 1.1%
Baltimore Covention Center Hotel,
Revenue Bonds (Convention Center
Hotel Project)	5.00	9/1/2036	1,000,000	1,093,740
Maryland Health and Higher
Educational Facilities Authority,
Revenue Bonds (University of
Maryland Medical System Issue)	5.00	7/1/2032	1,500,000	1,719,855
				2,813,595
Massachusetts - .6%
Massachusetts Development Finance
Agency,
Revenue Bonds (Suffolk University)	5.00	7/1/2028	1,335,000	1,519,951
Michigan - 2.5%
Great Lakes Water Authority,
Water Supply System Second Lien
Revenue Bonds	5.00	7/1/2025	1,105,000	1,281,137
Michigan Finance Authority,
HR (Beaumont Health Credit Group)	5.00	8/1/2025	1,000,000	1,138,880
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior Lien
Local Project Bonds) (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/2030	1,000,000	1,111,860
Michigan Finance Authority,
Local Government Loan Program
Revenue Bonds (School District of the
City of Detroit State Qualified
Unlimited Tax GO Local Project
Bonds)	5.00	5/1/2020	1,125,000	1,167,773
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue Bonds	5.00	7/1/2021	65,000	65,000
Michigan Strategic Fund,
Revenue Bonds (AMT-I-75
Improvement Project)	5.00	12/31/2032	1,700,000	1,916,546
				6,681,196
Minnesota - .9%
Saint Paul Housing and Redevelopment
Authority,
Hospital Facility Revenue Bonds
(HealthEast Care System Project)
(Escrowed To Maturity)	5.00	11/15/2021	1,000,000	1,084,030
Western Minnesota Municipal Power
Agency,
Power Supply Revenue Bonds	5.00	1/1/2029	1,120,000	1,257,973
				2,342,003

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Missouri - 2.6%
Missouri Development Finance Board,
Infrastructure Facilities Revenue
Bonds (Branson Landing Project)	5.00	6/1/2028	1,000,000	1,104,220
Missouri Development Finance Board,
Infrastructure Facilities Revenue
Bonds (Branson Landing Project)	5.00	6/1/2023	1,000,000	1,111,730
Missouri Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(Saint Luke's Health System, Inc.)	5.00	11/15/2027	1,000,000	1,150,520
Missouri Joint Municipal Electric Utility
Commission,
Power Project Revenue Bonds
(Prairie State Project)	5.00	12/1/2029	3,120,000	3,551,590
				6,918,060
Nebraska - .4%
Nebraska Public Power District,
General Revenue Bonds	5.00	1/1/2030	1,000,000	1,140,160
New Jersey - 5.6%
New Jersey Economic Development
Authority,
Revenue Bonds Refunding	5.00	6/15/2021	2,000,000	2,114,660
New Jersey Economic Development
Authority,
School Facilities Construction
Revenue Bonds	5.00	6/15/2026	1,845,000	2,034,869
New Jersey Economic Development
Authority,
Special Facility Revenue Bonds,
Refunding (Port Newark Container
Terminal LLC Project)	5.00	10/1/2023	1,000,000	1,094,270
New Jersey Economic Development
Authority,
Water Facilities Revenue Bonds (New
Jersey - American Water Company,
Inc. Project)	5.10	6/1/2023	1,000,000	1,034,960
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Inspira Health
Obligated Group)	5.00	7/1/2035	1,850,000	2,088,631
New Jersey Health Care Facilities
Financing Authority,
Revenue Bonds (Virtua Health Issue)	5.00	7/1/2025	1,000,000	1,134,790
New Jersey Higher Education Student
Assistance Authority,
Senior Student Loan Revenue Bonds	5.00	12/1/2024	1,000,000	1,120,800

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
New Jersey - 5.6% (continued)
New Jersey Higher Education Student
Assistance Authority,
Student Loan Revenue Bonds,
Refunding, Series 2018 B	5.00	12/1/2022	1,600,000		1,741,264
New Jersey Tobacco Settlement
Financing Corp.,
Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	2,500,000		2,503,625
					14,867,869
New York - 9.9%
Metropolitan Transportation Authority,
Transportation Revenue Bonds	5.00	11/15/2027	2,380,000		2,763,727
Nassau County,
GO (General Improvement)	5.00	10/1/2021	2,000,000		2,159,400
New York City,
GO	5.00	3/1/2025	1,000,000		1,140,590
New York City Housing Development
Corporation,
Revenue Bonds, Series B-2	5.00	7/1/2026	2,000,000		2,216,700
New York City Transitional Finance
Authority,
Revenue Bonds, Ser. E-2	2.63	2/1/2023	1,000,000		986,580
New York State Dormitory Authority,
Revenue Bonds, Refunding (Orange
Regional Medical Center Obligated
Group)	5.00	12/1/2027	800,000	[b]	913,672
New York State Urban Development
Corporation,
Personal Income Tax Revenue Bonds,
Series E	5.00	3/15/2031	1,000,000		1,106,210
New York State Urban Development
Corporation,
Revenue Bonds, Refunding, Series B	2.67	3/15/2023	1,000,000		989,020
New York Transportation Development
Corporation,
Special Facility Revenue Bonds
(American Airlines, Inc. John F.
Kennedy International Airport
Project)	5.00	8/1/2021	1,350,000		1,423,332
New York Transportation Development
Corporation,
Special Facility Revenue Bonds (Delta
Air Lines-Laguardia Airport
Terminals)	5.00	1/1/2024	2,500,000		2,760,825
Niagara Area Development
Corporation,
Solid Disposal Facility Revenue
Bonds, Refunding (Convanta Jolding
Project) Series 2018 B	3.50	11/1/2024	1,250,000	[b]	1,236,963

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
New York - 9.9% (continued)
Port Authority of New York and New
Jersey,
(Consolidated Bonds, 185th Series)	5.00	9/1/2030	1,000,000		1,117,170
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels)	5.00	11/15/2024	150,000		166,602
Triborough Bridge and Tunnel
Authority,
General Revenue Bonds (MTA
Bridges and Tunnels), 1 Month LIBOR
+ .35%	1.92	12/3/2019	3,500,000	[a]	3,498,985
TSASC Inc.,
Revenue Bonds, Refunding, Series
2017 A	5.00	6/1/2032	2,000,000		2,209,220
TSASC Inc.,
Subordinate Tobacco Settlement
Bonds	5.00	6/1/2022	1,500,000		1,583,565
					26,272,561
North Carolina - .7%
North Carolina Medical Care
Commission,
Health Care Facilities First Mortgage
Revenue Bonds (Pennybryn at
Maryfield)	5.00	10/1/2019	1,875,000		1,907,325
Ohio - .7%
Ohio Higher Educational Facility
Commission,
Higher Educational Facility Revenue
Bonds (Case Western Reserve
University Project)	5.00	12/1/2023	1,500,000		1,703,460
Pennsylvania - 5.4%
Commonwealth Financing Authority,
Revenue Bonds	5.00	6/1/2028	1,000,000		1,165,580
Delaware Valley Regional Finance
Authority,
Revenue Bonds (Insured; CNTY Gtd.)
Series 2018 C, MUNIPSA + .53%	2.24	9/1/2023	2,500,000	[a]	2,500,875
Montgomery County Industrial
Development Authority,
Retirement Community Revenue
Bonds (Adult Communities Total
Services, Inc. Retirement - Life
Communities, Inc. Obligated Group)	5.00	11/15/2036	2,570,000		2,768,841
Pennsylvania Turnpike Commission,
Revenue Bonds, Refunding	5.00	12/1/2033	2,000,000		2,262,240
Pennsylvania Turnpike Commission,
Turnpike Revenue Bonds	5.00	12/1/2029	1,000,000		1,133,980

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)	Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Pennsylvania - 5.4% (continued)
Philadelphia,
Gas Works Revenue Bonds	5.00	8/1/2021	1,000,000	1,071,860
Philadelphia Airport,
Revenue Bonds, Refunding	5.00	7/1/2027	1,500,000	1,744,245
Philadelphia School District,
GO	5.00	9/1/2021	1,500,000	1,563,090
				14,210,711
Rhode Island - .8%
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2035	1,000,000	1,052,560
Tobacco Settlement Financing
Corporation of Rhode Island,
Tobacco Settlement Asset-Backed
Bonds	5.00	6/1/2026	1,000,000	1,106,000
				2,158,560
South Carolina - .4%
South Carolina Public Service Authority,
Revenue Bonds (Santee Cooper)	5.00	12/1/2021	1,000,000	1,072,960
Tennessee - 2.5%
Memphis,
GO (General Improvement)	5.00	4/1/2026	1,840,000	2,147,188
Tennessee Energy Acquisition,
Gas Revenue Bonds	4.00	11/1/2025	1,750,000	1,837,395
Tennessee Energy Acquisition
Corporation,
Gas Project Revenue Bonds	5.25	9/1/2026	1,120,000	1,273,227
Tennessee Energy Acquisition
Corporation,
Revenue Bonds (Gas Revenue Bonds
Project)	4.00	5/1/2023	1,250,000	1,299,825
				6,557,635
Texas - 12.8%
Arlington Independent School District,
Unlimited Tax School Building Bonds
(Permanent School Fund Guarantee
Program)	5.00	2/15/2027	1,400,000	1,558,704
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2027	1,250,000	1,420,187
Central Texas Regional Mobility
Authority,
Senior Lien Revenue Bonds	5.00	1/1/2031	1,175,000	1,302,499
Clifton Higher Education Finance
Corporation,
Revenue Bonds (International
Leadership) Series D	5.75	8/15/2033	3,500,000	3,553,550

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
Texas - 12.8% (continued)
Corpus Christi,
Utility System Junior Lien Revenue
Bonds (Insured; Assured Guaranty
Municipal Corp.)	5.00	7/15/2023	1,725,000		1,900,053
Dallas,
GO, Refunding	5.00	2/15/2030	1,000,000		1,116,800
Dallas,
GO, Refunding, Series 2013 A	5.00	2/15/2026	1,000,000		1,105,450
Grand Parkway Transportation
Corporation,
BAN	5.00	2/1/2023	3,000,000		3,317,220
Harris County-Houston Sports
Authority,
Senior Lien Revenue Bonds	5.00	11/15/2029	750,000		840,825
Houston,
Airport System Special Facilities
Revenue Bonds (United Airlines, Inc.
Terminal E Project)	4.75	7/1/2024	1,000,000		1,070,720
Houston,
Combined Utility System First Lien
Revenue Bonds, MUNIPSA + .90%	2.61	5/1/2020	2,000,000	[a]	2,008,320
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/2026	1,000,000		1,157,450
Love Field Airport Modernization
Corporation,
General Airport Revenue Bonds	5.00	11/1/2027	1,850,000		2,097,585
Mission Economic Development Corp.,
Revenue Bonds, Refunding
(Natgasoline Project)	4.63	10/1/2031	1,000,000	[b]	1,019,170
North Texas Tollway Authority,
First Tier System Revenue Bonds	5.00	1/1/2022	1,000,000		1,085,260
North Texas Tollway Authority,
Revenue Bonds, Refunding	5.00	1/1/2024	1,500,000		1,658,550
North Texas Tollway Authority,
Second Tier System Revenue Bonds	5.00	1/1/2021	2,000,000		2,113,520
Sam Rayburn Municipal Power Agency,
Power Supply System Revenue Bonds	5.00	10/1/2020	1,210,000		1,265,297
Texas,
GO (College Student Loan Bonds)	5.50	8/1/2025	2,400,000		2,861,448
West Travis County Public Utility
Agency,
Revenue Bonds, Refunding (Insured;
Build America Mutual Assurance
Company)	5.00	8/15/2029	1,300,000		1,533,935
					33,986,543

	Coupon	Maturity	Principal
Description	Rate (%)	Date	Amount ($)		Value ($)
Long-Term Municipal Investments - 91.7% (continued)
U.S. Related - .7%
Puerto Rico Highway & Transportation
Authority,
Highway Revenue Bonds, Refunding
(Insured; Assured Guaranty
Municipal Corporation) Series 2007
CC	5.25	7/1/2036	1,600,000		1,715,888
Utah - .6%
Utah Transit Authority,
Subordinated Sales Tax Revenue
Bonds	5.00	6/15/2035	1,500,000		1,680,315
Virginia - .7%
Virginia College Building Authority,
Educational Facilities Revenue Bonds
(Marymount University Project)	5.00	7/1/2019	425,000	[b]	429,497
Virginia Small Business Financing
Authority,
Revenue Bonds (AMT-Senior Lien-95
Express Lanes)	5.00	7/1/2034	1,400,000		1,460,018
					1,889,515
Washington - 2.5%
King County Public Hospital District
Number 1,
Limited Tax GO (Valley Medical
Center)	5.00	12/1/2025	2,500,000		2,861,950
Port of Seattle,
Intermediate Lien Revenue Bonds	5.00	4/1/2025	3,340,000		3,791,768
					6,653,718
Wisconsin - .8%
Wisconsin Health and Educational
Facilities Authority,
Health Facilities Revenue Bonds
(UnityPoint Health)	5.00	12/1/2023	1,000,000		1,127,170
Wisconsin Health and Educational
Facilities Authority,
Revenue Bonds (ProHealth Care, Inc.
Obligated Group)	5.00	8/15/2033	1,000,000		1,102,100
					2,229,270
Total Long-Term Municipal Investments
(cost $241,051,731)					243,262,395

Short-Term Municipal Investments - 1.5%
New Hampshire - 1.5%
New Hampshire Health and Education
Facilities Authority,
Revenue Bonds (University System of
New Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)
(cost $4,055,000)	1.70	1/2/2019	4,055,000	[d]	4,055,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $259,777,337)	98.7%	262,022,944
Cash and Receivables (Net)	1.3%	3,334,342
Net Assets	100.0%	265,357,286

LIBOR—London Interbank Offered Rate
MUNIPSA—Securities Industry and Financial Markets Association Municipal Swap Index Yield

[a] Variable rate security—rate shown is the interest rate in effect at period end.
[b] Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2018, these securities were valued at $13,365,214 or 5.04% of net assets.
[c] These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
[d] The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS
Dreyfus Tax Sensitive Total Return Bond Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Asset-Backed	-	9,040,427	-	9,040,427
Corporate Bonds†	-	5,665,122	-	5,665,122
Municipal Bonds†	-	247,317,395	-	247,317,395

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board (the “Board”) Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At December 31, 2018, accumulated net unrealized appreciation on investments was $2,245,607, consisting of $3,634,646 gross unrealized appreciation and $1,389,039 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.4%
Banks - 3.1%
First Republic Bank	336,425		29,235,332
SVB Financial Group	46,863	[a]	8,900,221
Webster Financial	220,447		10,865,833
			49,001,386
Capital Goods - 10.7%
Allegion	189,239	[b]	15,084,241
AMETEK	28,959		1,960,524
Beacon Roofing Supply	433,434	[a,b]	13,748,526
BWX Technologies	338,777	[b]	12,951,445
Curtiss-Wright	148,458		15,160,531
Graco	182,877		7,653,402
Mercury Systems	610,358	[a,b]	28,863,830
Quanta Services	428,575		12,900,107
Rexnord	987,111	[a]	22,654,197
Welbilt	709,407	[a,b]	7,881,512
Xylem	431,912		28,817,169
			167,675,484
Commercial & Professional Services - 1.5%
CoStar Group	62,711	[a]	21,154,929
Waste Connections	30,624		2,273,832
			23,428,761
Consumer Durables & Apparel - 3.3%
Lululemon Athletica	315,288	[a,b]	38,342,174
PVH	10,180		946,231
Under Armour, Cl. A	671,217	[a,b]	11,860,404
			51,148,809
Consumer Services - 6.6%
Chipotle Mexican Grill	36,554	[a]	15,783,652
Planet Fitness, Cl. A	957,672	[a]	51,350,373
Six Flags Entertainment	457,352	[b]	25,442,492
Sotheby's	198,363	[a,b]	7,882,946
Wynn Resorts	19,538		1,932,504
			102,391,967
Diversified Financials - .1%
Invesco	37,697		631,048
Energy - 1.6%
Cactus	397,931		10,907,289
Parsley Energy, Cl. A	816,965	[a]	13,055,101

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Energy - 1.6% (continued)
PDC Energy	45,719	[a,b]	1,360,597
			25,322,987
Health Care Equipment & Services - 10.8%
ABIOMED	98,843	[a]	32,127,929
Align Technology	73,590	[a]	15,411,954
Dexcom	333,871	[a]	39,997,746
HealthEquity	196,875	[a]	11,743,594
Laboratory Corporation of America
Holdings	8,956	[a]	1,131,680
Medidata Solutions	304,413	[a,b]	20,523,524
Nevro	237,489	[a]	9,235,947
Teladoc Health	425,810	[a,b]	21,107,402
WellCare Health Plans	77,877	[a]	18,385,981
			169,665,757
Materials - 2.5%
AptarGroup	229,500		21,589,065
Packaging Corporation of America	198,638		16,578,327
Vulcan Materials	13,821		1,365,515
			39,532,907
Media & Entertainment - 1.2%
Liberty Media Corp-Liberty Formula
One, Cl. C	557,880	[a,b]	17,126,916
Twitter	36,778	[a]	1,057,000
			18,183,916
Pharmaceuticals Biotechnology & Life Sciences - 10.7%
Acceleron Pharma	182,893	[a]	7,964,990
Aerie Pharmaceuticals	265,616	[a,b]	9,588,738
Aimmune Therapeutics	254,389	[a,b]	6,084,985
Alnylam Pharmaceuticals	68,358	[a,b]	4,983,982
Amicus Therapeutics	768,719	[a,b]	7,364,328
Ascendis Pharma, ADR	106,149	[a]	6,650,235
BioMarin Pharmaceutical	138,108	[a,b]	11,759,896
Cambrex	309,113	[a,b]	11,672,107
FibroGen	185,322	[a]	8,576,702
Galapagos, ADR	140,721	[a]	12,909,745
Global Blood Therapeutics	207,441	[a,b]	8,515,453
GW Pharmaceuticals, ADR	80,903	[a]	7,879,143
Ligand Pharmaceuticals, Cl. B	39,970	[a,b]	5,423,929
Myovant Sciences	243,122	[a]	3,989,632
Neurocrine Biosciences	155,627	[a,b]	11,113,324
REGENXBIO	79,151	[a]	3,320,384
SAGE Therapeutics	123,833	[a,b]	11,861,963
Sarepta Therapeutics	182,834	[a,b]	19,952,674

Description	Shares		Value ($)
Common Stocks - 98.4% (continued)
Pharmaceuticals Biotechnology & Life Sciences - 10.7%
(continued)
Zogenix	221,688	[a,b]	8,082,744
			167,694,954
Retailing - 4.2%
Carvana	670,064	[a,b]	21,917,793
Dollar Tree	30,913	[a]	2,792,062
National Vision Holdings	811,306	[a]	22,854,490
Ollie's Bargain Outlet Holdings	263,363	[a]	17,516,273
			65,080,618
Semiconductors & Semiconductor Equipment - 2.1%
Power Integrations	227,935		13,899,476
Semtech	381,131	[a]	17,482,479
Skyworks Solutions	26,383		1,768,189
			33,150,144
Software & Services - 28.7%
2U	596,640	[a,b]	29,664,941
Black Knight	494,913	[a]	22,300,780
CACI International, Cl. A	169,369	[a]	24,394,217
DocuSign	434,301	[b]	17,406,784
Everbridge	162,633	[a,b]	9,231,049
HubSpot	361,541	[a]	45,456,550
LogMeIn	479,465	[b]	39,109,960
New Relic	124,930	[a,b]	10,115,582
Proofpoint	250,593	[a]	21,002,199
ServiceNow	22,089	[a]	3,932,946
Shopify, Cl. A	270,550	[a]	37,457,647
Splunk	372,705	[a,b]	39,078,119
Square, Cl. A	610,910	[a,b]	34,265,942
SS&C Technologies Holdings	442,199		19,947,597
Twilio, Cl. A	745,664	[a,b]	66,587,795
Varonis Systems	146,111	[a]	7,729,272
Zendesk	377,472	[a]	22,033,041
			449,714,421
Technology Hardware & Equipment - 8.7%
FLIR Systems	309,739		13,486,036
Littelfuse	71,356		12,236,127
Lumentum Holdings	606,096	[a,b]	25,462,093
NETGEAR	253,796	[a,b]	13,205,006
nLight	598,508	[b]	10,641,472
Rapid7	863,607	[a]	26,909,994
Trimble	371,557	[a]	12,227,941
Zebra Technologies, Cl. A	140,073	[a]	22,303,824
			136,472,493

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.4% (continued)
Telecommunication Services - 1.7%
Bandwidth, Cl. A		635,092	[a]	25,879,999
Transportation - .9%
J.B. Hunt Transport Services		157,816		14,683,201
Total Common Stocks (cost $1,355,608,787)				1,539,658,852
	1-Day
	Yield (%)
Investment Companies - 1.8%
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $28,787,136)	2.32	28,787,136	[c]	28,787,136

Investment of Cash Collateral for Securities Loaned - 2.4%
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $37,081,813)	2.69	37,081,814	[c]	37,081,813
Total Investments (cost $1,421,477,736)		102.6%		1,605,527,801
Liabilities, Less Cash and Receivables		(2.6%)		(40,341,971)
Net Assets		100.0%		1,565,185,830

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At December 31, 2018, the value of the fund’s securities on loan was $349,206,353 and the value of the collateral held by the fund was $350,641,948, consisting of cash collateral of $37,081,813 and U.S. Government & Agency securities valued at $313,560,135.

[c]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	1,520,584,979	19,073,873††	-	1,539,658,852
Investment Companies	65,868,949	-	-	65,868,949

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2018, accumulated net unrealized appreciation on investments was $184,050,065, consisting of $312,595,419 gross unrealized appreciation and $128,545,354 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 105.5%
Banks - 2.4%
National Bank Holdings, Cl. A	2,654		81,929
TriState Capital Holdings	2,267	[a]	44,116
			126,045
Capital Goods - 9.3%
Beacon Roofing Supply	1,581	[a,b]	50,149
Construction Partners	3,566		31,488
Curtiss-Wright	430		43,912
Kornit Digital	4,560	[a,b]	85,363
Mercury Systems	2,658	[a,b]	125,697
Milacron Holdings	3,599	[a]	42,792
Proto Labs	355	[a]	40,040
TPI Composites	1,269	[a]	31,192
Welbilt	3,020	[a]	33,552
			484,185
Consumer Services - 5.3%
Planet Fitness, Cl. A	4,292	[a]	230,137
Sotheby's	1,197	[a,b]	47,569
			277,706
Diversified Financials - 1.6%
Green Dot, Cl. A	1,065	[a]	84,689
Energy - 2.8%
Bonanza Creek Energy	2,509	[a]	51,861
Cactus	2,206		60,466
PDC Energy	1,191	[a,b]	35,444
			147,771
Food & Staples Retailing - 1.2%
Performance Food Group	1,976	[a]	63,766
Food, Beverage & Tobacco - 5.2%
Calavo Growers	1,564	[b]	114,109
Freshpet	4,926	[a,b]	158,420
			272,529
Health Care Equipment & Services - 11.6%
Align Technology	96	[a]	20,105
Evolent Health, Cl. A	2,011	[a,b]	40,119
HealthEquity	860	[a]	51,299
iRhythm Technologies	1,144	[a,b]	79,485
Medidata Solutions	1,400	[a,b]	94,388
Nevro	1,005	[a,b]	39,084
NxStage Medical	3,477	[a]	99,512

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 105.5% (continued)
Health Care Equipment & Services - 11.6% (continued)
Tabula Rasa HealthCare	481	[a,b]	30,669
Teladoc Health	1,795	[a,b]	88,978
WellCare Health Plans	259	[a]	61,147
			604,786
Household & Personal Products - .9%
Inter Parfums	727		47,669
Materials - 2.2%
Cabot	1,285		55,178
Summit Materials, Cl. A	4,590	[a]	56,916
			112,094
Pharmaceuticals Biotechnology & Life Sciences - 13.7%
Acceleron Pharma	525	[a]	22,864
Aerie Pharmaceuticals	1,287	[a,b]	46,461
Aimmune Therapeutics	1,176	[a,b]	28,130
Amicus Therapeutics	3,301	[a,b]	31,624
Arena Pharmaceuticals	537	[a,b]	20,916
Cambrex	1,525	[a,b]	57,584
FibroGen	647	[a]	29,943
Foamix Pharmaceuticals	7,156	[a]	25,690
Galapagos, ADR	670	[a]	61,466
Global Blood Therapeutics	759	[a,b]	31,157
GW Pharmaceuticals, ADR	230	[a]	22,400
Ligand Pharmaceuticals, Cl. B	240	[a,b]	32,568
Myovant Sciences	999	[a]	16,394
Natera	3,335	[a]	46,557
NeoGenomics	3,929	[a]	49,545
Prothena	2,503	[a]	25,781
PTC Therapeutics	883	[a]	30,305
REGENXBIO	488	[a]	20,472
Revance Therapeutics	1,446	[a,b]	29,108
SAGE Therapeutics	461	[a,b]	44,159
Sarepta Therapeutics	236	[a,b]	25,755
Zogenix	490	[a]	17,865
			716,744
Real Estate - 1.5%
Monmouth Real Estate Investment	1,741	[c]	21,588
Physicians Realty Trust	3,385	[c]	54,262
			75,850
Retailing - 5.1%
Carvana	2,671	[a,b]	87,368
National Vision Holdings	3,268	[a]	92,060
Ollie's Bargain Outlet Holdings	1,326	[a]	88,192
			267,620

Description		Shares		Value ($)
Common Stocks - 105.5% (continued)
Semiconductors & Semiconductor Equipment - 2.8%
Power Integrations		892		54,394
Semtech		2,048	[a]	93,942
				148,336
Software & Services - 30.6%
2U		2,363	[a,b]	117,488
CACI International, Cl. A		739	[a]	106,438
Carbon Black		3,902		52,365
Everbridge		2,184	[a]	123,964
HubSpot		1,490	[a]	187,338
LogMeIn		1,505	[b]	122,763
Mimecast		2,109	[a]	70,926
New Relic		617	[a]	49,958
Proofpoint		1,235	[a]	103,505
Rapid7		3,965	[a]	123,549
Shopify, Cl. A		930	[a]	128,758
Twilio, Cl. A		2,829	[a,b]	252,630
Varonis Systems		1,325	[a]	70,092
Zendesk		1,551	[a]	90,532
				1,600,306
Technology Hardware & Equipment - 5.4%
Littelfuse		302		51,787
Lumentum Holdings		2,397	[a,b]	100,698
NETGEAR		1,492	[a,b]	77,629
nLight		2,893	[b]	51,438
				281,552
Telecommunication Services - 3.0%
Bandwidth, Cl. A		3,902	[a]	159,006
Transportation - .9%
Marten Transport		2,820		45,656
Total Common Stocks (cost $4,492,930)				5,516,310

Exchange-Traded Funds - 2.2%
Registered Investment Companies - 2.2%
iShares Russell 2000 Growth ETF
(cost $108,320)		683		114,744
	1-Day
	Yield (%)
Investment Companies - 2.7%
Registered Investment Companies - 2.7%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $143,471)	2.32	143,471	[d]	143,471

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 5.7%
Registered Investment Companies - 5.7%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $297,129)	2.69	297,129 [d]	297,129
Total Investments (cost $5,041,850)		116.1%	6,071,654
Liabilities, Less Cash and Receivables		(16.1%)	(841,686)
Net Assets		100.0%	5,229,968

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At December 31, 2018, the value of the fund’s securities on loan was $1,781,936 and the value of the collateral held by the fund was $1,784,202, consisting of cash collateral of $297,129 and U.S. Government & Agency securities valued at $1,487,073.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Growth Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

	Level 1 -	Level 2 - Other		Level 3 -Significant
	Unadjusted Quoted	Significant		Unobservable
	Prices	Observable Inputs		Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Common Stocks†	5,363,082	153,228	††	-	5,516,310
Exchange-Traded
Funds	114,744	-		-	114,744
Investment Companies	440,600	-		-	440,600

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2018, accumulated net unrealized appreciation on investments was $1,029,804, consisting of $1,506,648 gross unrealized appreciation and $476,844 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2018 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - .7%
Gentherm	35,299	[a]	1,411,254
Banks - 18.3%
Associated Banc-Corp	100,422		1,987,351
Banner	34,346		1,836,824
Boston Private Financial Holdings	106,121		1,121,699
Bryn Mawr Bank	16,303		560,823
Carolina Financial	15,473		457,846
Central Pacific Financial	43,820		1,067,017
Columbia Banking System	27,096		983,314
CVB Financial	61,009	[b]	1,234,212
Essent Group	46,203	[a]	1,579,219
FCB Financial Holdings, Cl. A	7,410	[a]	248,828
First Hawaiian	10,452		235,275
First Interstate BancSystem, Cl. A	47,824		1,748,445
First Midwest Bancorp	40,431		800,938
Hancock Whitney	28,702		994,524
Heritage Financial	15,300		454,716
IBERIABANK	18,109		1,164,047
National Bank Holdings, Cl. A	33,875		1,045,721
Old National Bancorp	119,834		1,845,444
Seacoast Banking Corporation of Florida	31,336	[a]	815,363
South State	35,048		2,101,128
Synovus Financial	47,056		1,505,321
Texas Capital Bancshares	28,203	[a]	1,440,891
Towne Bank	32,449	[b]	777,154
UMB Financial	32,665	[b]	1,991,585
Umpqua Holdings	34,021		540,934
Union Bankshares	58,582	[b]	1,653,770
United Community Banks	53,873		1,156,115
Webster Financial	72,148		3,556,175
Westamerica Bancorporation	25,169	[b]	1,401,410
			36,306,089
Capital Goods - 12.6%
Aerojet Rocketdyne Holdings	68,942	[a,b]	2,428,827
AeroVironment	20,900	[a,b]	1,420,155
AGCO	4,736		263,653
Astec Industries	31,226		942,713
Astronics	19,448	[a]	592,192
Blue Bird	14,604	[a]	265,647

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Capital Goods - 12.6% (continued)
Chart Industries	25,788	[a]	1,676,994
Construction Partners	50,481	[a]	445,747
EMCOR	19,575		1,168,432
EnerSys	44,957		3,489,113
Esterline Technologies	23,547	[a]	2,859,783
Granite Construction	37,786	[b]	1,522,020
Kaman	19,604		1,099,588
Kennametal	39,780		1,323,878
Lindsay	13,736		1,322,090
Snap-on	3,309	[b]	480,765
The Greenbrier Companies	44,723		1,768,347
TPI Composites	53,384	[a,b]	1,312,179
Valmont Industries	3,335		370,018
WABCO Holdings	2,961	[a]	317,834
			25,069,975
Commercial & Professional Services - 2.7%
Clean Harbors	10,439	[a]	515,165
Deluxe	21,273		817,734
Huron Consulting Group	28,358	[a]	1,455,049
Knoll	68,637		1,131,138
Korn Ferry	35,432		1,400,981
			5,320,067
Consumer Durables & Apparel - 2.3%
Ethan Allen Interiors	48,876		859,729
M.D.C. Holdings	21,735		610,971
Oxford Industries	22,351	[b]	1,587,815
Taylor Morrison Home	49,797	[a]	791,772
William Lyon Homes, Cl. A	75,434	[a]	806,389
			4,656,676
Consumer Services - 3.0%
Belmond	58,886	[a]	1,473,917
Cheesecake Factory	59,802	[b]	2,601,985
Dave & Buster's Entertainment	28,495		1,269,737
Grand Canyon Education	6,305	[a]	606,163
			5,951,802
Diversified Financials - 2.1%
Cohen & Steers	38,804	[b]	1,331,753
Federated Investors, Cl. B	82,638	[b]	2,194,039
WisdomTree Investments	101,824	[b]	677,130
			4,202,922
Energy - 3.9%
Bonanza Creek Energy	50,090	[a]	1,035,360
Callon Petroleum	154,658	[a,b]	1,003,730
Dril-Quip	33,249	[a]	998,467

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Energy - 3.9% (continued)
Frank's International	39,625	[a]	206,843
Newpark Resources	196,135	[a]	1,347,447
Oil States International	50,656	[a]	723,368
Patterson-UTI Energy	120,627	[b]	1,248,489
PDC Energy	36,938	[a]	1,099,275
			7,662,979
Food & Staples Retailing - 1.9%
Casey's General Stores	16,249		2,082,147
Sprouts Farmers Market	68,075	[a,b]	1,600,443
			3,682,590
Food, Beverage & Tobacco - 2.7%
Boston Beer, Cl. A	7,038	[a,b]	1,695,032
Flowers Foods	69,578	[b]	1,285,106
Fresh Del Monte Produce	50,228		1,419,946
Hain Celestial Group	65,147	[a,b]	1,033,231
			5,433,315
Health Care Equipment & Services - 6.3%
Amedisys	10,530	[a]	1,233,168
AMN Healthcare Services	33,217	[a]	1,882,075
Diplomat Pharmacy	73,232	[a,b]	985,703
Encompass HealthSouth	5,275		325,467
Globus Medical, Cl. A	12,376	[a]	535,633
LHC Group	23,081	[a]	2,166,844
MEDNAX	40,437	[a]	1,334,421
NuVasive	35,612	[a]	1,764,931
Omnicell	27,395	[a]	1,677,670
Tivity Health	24,160	[a]	599,410
			12,505,322
Insurance - 2.3%
Hanover Insurance Group	6,925		808,632
Kemper	22,008		1,460,891
Safety Insurance Group	12,670		1,036,533
Selective Insurance Group	19,588		1,193,693
			4,499,749
Materials - 3.5%
Cabot	30,052		1,290,433
Carpenter Technology	33,317		1,186,418
Coeur Mining	227,060	[a,b]	1,014,958
Commercial Metals	21,153		338,871
Hecla Mining	326,173		769,768
Louisiana-Pacific	86,928		1,931,540
Schnitzer Steel Industries	20,045	[b]	431,970
			6,963,958

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Media & Entertainment - 3.0%
E.W. Scripps, Cl. A	81,870		1,287,815
Gray Television	77,617	[a,b]	1,144,075
John Wiley & Sons, Cl. A	18,176		853,727
New York Times, Cl. A	53,584	[b]	1,194,387
Scholastic	28,692		1,155,140
Sinclair Broadcast Group, Cl. A	9,969		262,583
			5,897,727
Pharmaceuticals Biotechnology & Life Sciences - 1.4%
Cambrex	50,818	[a,b]	1,918,888
Supernus Pharmaceuticals	26,392	[a,b]	876,742
			2,795,630
Real Estate - 8.3%
Agree Realty	35,381	[c]	2,091,725
Americold Realty Trust	76,473	[b,c]	1,953,120
CareTrust	20,534	[c]	379,058
CoreCivic	79,216	[c]	1,412,421
Cousins Properties	249,582	[c]	1,971,698
Empire State Realty Trust, Cl. A	40,337	[c]	573,996
Newmark Group	165,907	[b]	1,330,574
Outfront Media	80,862	[c]	1,465,219
Pebblebrook Hotel Trust	23,185	[c]	656,367
Retail Properties of America, Cl. A	148,706	[c]	1,613,460
Sunstone Hotel Investors	107,006	[c]	1,392,148
Urban Edge Properties	94,794	[c]	1,575,476
			16,415,262
Retailing - 5.2%
Abercrombie & Fitch, Cl. A	63,602	[b]	1,275,220
Big Lots	29,203		844,551
Dick's Sporting Goods	93,868		2,928,682
Dillard's, Cl. A	27,100	[b]	1,634,401
Express	137,314	[a,b]	701,675
Urban Outfitters	30,707	[a]	1,019,472
Williams-Sonoma	36,058	[b]	1,819,126
			10,223,127
Semiconductors & Semiconductor Equipment - 3.2%
Brooks Automation	58,830		1,540,169
Cirrus Logic	17,389	[a]	576,967
First Solar	27,626	[a,b]	1,172,862
MKS Instruments	23,416		1,512,908
Semtech	35,404	[a]	1,623,981
			6,426,887
Software & Services - 4.0%
CoreLogic	11,391	[a]	380,687
CSG Systems International	40,366		1,282,428

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 4.0% (continued)
Liveramp Holdings		4,991	[a,b]	192,802
LogMeIn		23,751		1,937,369
NIC		73,743		920,313
NICE, ADR		3,196	[a]	345,839
Teradata		13,120	[a,b]	503,283
Verint Systems		54,395	[a]	2,301,452
				7,864,173
Technology Hardware & Equipment - 7.0%
Ciena		115,999	[a]	3,933,526
Coherent		4,742	[a]	501,277
Cray		80,113	[a]	1,729,640
Dolby Laboratories, Cl. A		4,534		280,383
Fabrinet		42,431	[a]	2,177,135
Lumentum Holdings		36,620	[a]	1,538,406
NETGEAR		26,620	[a]	1,385,039
NetScout		11,556	[a]	273,068
Tech Data		26,236	[a]	2,146,367
				13,964,841
Transportation - .5%
Marten Transport		47,101		762,565
Ryder System		6,688		322,027
				1,084,592
Utilities - 4.6%
Chesapeake Utilities		16,500		1,341,450
Hawaiian Electric Industries		12,965		474,778
IDACORP		19,079		1,775,492
Portland General Electric		59,555		2,730,597
Southwest Gas Holdings		37,061		2,835,166
				9,157,483
Total Common Stocks (cost $186,700,857)				197,496,420
	1-Day
	Yield (%)
Investment Companies - 1.1%
Registered Investment Companies - 1.1%
Dreyfus Institutional Preferred
Government Plus Money Market Fund
(cost $2,246,480)	2.32	2,246,480	[d]	2,246,480

Investment of Cash Collateral for Securities Loaned - 3.3%
Registered Investment Companies - 3.3%
Dreyfus Institutional Preferred
Government Money Market Fund,
Institutional Shares
(cost $6,451,252)	2.69	6,451,251	[d]	6,451,251

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Total Investments (cost $195,398,589)	103.9%	206,194,151
Liabilities, Less Cash and Receivables	(3.9%)	(7,733,900)
Net Assets	100.0%	198,460,251

ADR—American Depository Receipt

[a]	Non-income producing security.
[b]

Security, or portion thereof, on loan. At December 31, 2018, the value of the fund’s securities on loan was $24,761,416 and the value of the collateral held by the fund was $25,027,726, consisting of cash collateral of $6,451,251 and U.S. Government & Agency securities valued at $18,576,475.

[c]	Investment in real estate investment trust.
[d]	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
Dreyfus/The Boston Company Small Cap Value Fund
December 31, 2018 (Unaudited)

The following is a summary of the inputs used as of December 31, 2018 in valuing the fund’s investments:

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks†	193,638,525	3,857,895††	-	197,496,420
Investment Companies	8,697,731	-	-	8,697,731

†	See Statement of Investments for additional detailed categorizations.
††	Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At December 31, 2018, accumulated net unrealized appreciation on investments was $10,795,562, consisting of $30,327,999 gross unrealized appreciation and $19,532,437 gross unrealized depreciation.

At December 31, 2018, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    February 20, 2019

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    February 19, 2019

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)